Carrying Value of Equity Investment in Far South East (Detail) - USD ($) $ in Millions			12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Opening balance	[1]		$ 250.5
Impairment			(109.5)		$ (7.4)
Share of losses recognized for the year			(3.8)		(4.4)	$ (18.4)
Closing balance	[1]	$ 129.1	129.1		250.5
Far South East Project [Member]
Schedule of Equity Method Investments [Line Items]
Opening balance			230.0		230.0
Accumulated equity contribution			75.4		72.1
Impairment		(101.4)	(101.4)	[2]
Share of accumulated losses brought forward			(72.1)		(68.5)
Share of losses recognized for the year			(3.3)		(3.6)
Closing balance		$ 128.6	$ 128.6		$ 230.0	$ 230.0

[1]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2015 December 31, 2014 December 31, 2015 December 31, 2014 Far South East Exploration 40.0 40.0 128.6 * Rusoro Mining Limited Gold mining 26.4 26.4 5.0 1.8 Bezant Resources Plc1 Exploration 21.6 21.6 0.5 1.3 Hummingbird Resources Plc2 Exploration - 25.1 - 10.9 * - Not readily determinable. (1) During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time. (2) During fiscal 2014, Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).
[2]	Following the identification of impairment indicators at December 31, 2015, the carrying value of FSE was impaired to its fair value which resulted in an impairment of $101.4 million. The fair value was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE.